Related-party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	€ 8,162	€ 7,530	€ 5,568
Share-based payment expenses	(291,837)	(7,100)	0
Contract assets with related party	1,226	41
Contract liabilities with related party	(21,192)	(7,278)
Other current receivables from related party	232	95
Madeleine Charging B.V [Member]
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	8,162	7,530	5,568
Management fee	0	25	25
Reimbursement of advisory fees	1,868	1,400	0
Reimbursement of marketing expenses	0	1,568	0
Share-based payment expenses	291,837	7,100	0
Shareholder loans	(100,193)	(92,031)
Current receivables/(payable) from related party	106	31
Trade payable to related party	(140)	0
Opera Charging B.V [Member]
Disclosure of transactions between related parties [line items]
Current receivables/(payable) from related party	37	8
MegaE Group [Member]
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	23,974	10,702	8,739
Trade receivables from related party	26,449	18,648
Trade payable to related party	(1,599)	(23)
Contract assets with related party	277	0
Contract liabilities with related party	(2,291)	(4,449)
Other current receivables from related party	3	3
EV Cars [Member]
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	24,566	0	€ 0
Contract assets with related party	237	0
Contract liabilities with related party	(17,997)	0
Meridiam EM [Member]
Disclosure of transactions between related parties [line items]
Purchase option derivative	€ 27,200	€ 0